INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Disclosure of inventories

US$ MILLIONS	2021	2020
Natural gas inventory	$132	$71
Raw materials and other	268	150
Carrying amount of inventories	$400	$221